STOCK COMPENSATION PLANS - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			12 Months Ended					24 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Maximum	Dec. 31, 2011 Minimum	Dec. 31, 2011 Restricted stock awards Year	Dec. 31, 2011 Restricted stock awards Minimum	Dec. 31, 2011 Stock options Year	Dec. 31, 2008 Performance Based Restricted Equity Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration term from the grant date (in years)				10 years
Options vesting period (in years)					3 years
Performance based restricted stock awards granted	117,200								187,500
Performance based restricted stock awards granted, weighted-average fair value	$ 51.38 [1]								$ 43.61
Restricted stock awards vesting period (in years)							3 years		5 years
Common stock authorized for issuance				46,700,000
Shares available for future grants				18,300,000
Fair value of option granted	$ 10.9	$ 11.7	$ 10.0
Unrecognized compensation cost related to unvested stock						$ 0.7		$ 9.0
Recognized over a remaining weighted-average vesting period (year)						0.8		1.44

[1]	Weighted Average